Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Class K	May 28, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	194
5 years	333
10 years	$ 723